S000090503 [Member] Performance Management - DoubleLine Asset-Backed Securities ETF	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund has not had one full calendar year of performance. Financial information for the Fund for the fiscal year ended September 30, 2025, is available in the Financial Highlights section of the Prospectus. Information on the Fund’s investment results, including its NAV per share, can be obtained at no charge by calling (855) 937‑0772 or by visiting the Fund’s website at www.doubleline.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund has not had one full calendar year of performance.
Performance Availability Website Address [Text]	www.doubleline.com
Performance Availability Phone [Text]	(855) 937‑0772